SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Summary of Financial Information by Segment
The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to Adjusted EBIT and Adjusted EBITDA for the three and nine months ended September 30, 2019 and 2018.

	Three Months Ended September 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,446	$664	$2,331	$940	$(489)	$5,892	$487	$(19)	$6,360
Net income(1)						561	82	—	643
Add back:
Income tax expense						(520)	34	—	(486)
Interest expense of Industrial Activities, net of interest income and eliminations						62	—	—	62
Foreign exchange losses, net						19	—	—	19
Finance and non-service component of Pension and OPEB costs(2)						(16)	—	—	(16)
Adjustments:
Restructuring expenses	9	18	9	5	—	41	1	—	42
Other discrete items(3)	—	—	135	—	2	137	—	—	137
Adjusted EBIT	$152	$10	$70	$81	$(29)	$284	$117	$—	$401
Depreciation and amortization	69	13	49	29	2	162	—	—	162
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	77	—	—	77	60	—	137
Adjusted EBITDA	$221	$23	$196	$110	$(27)	$523	$177	$—	$700

(1)	For Industrial Activities, net income is net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

(3)
In the three months ended September 30, 2019, this item includes other asset optimization charges of $135 million due to actions included in the 'Transform 2 Win' Strategic Business Plan announced at the Company's Capital Markets Day on September 3, 2019.

	Nine Months Ended September 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$8,031	$2,061	$7,443	$3,109	$(1,678)	$18,966	$1,480	$(62)	$20,384
Net income(1)						1,066	268	—	1,334
Add back:
Income tax expense						(362)	101	—	(261)
Interest expense of Industrial Activities, net of interest income and eliminations						181	—	—	181
Foreign exchange losses, net						39	—	—	39
Finance and non-service component of Pension and OPEB costs(2)						(47)	—	—	(47)
Adjustments:
Restructuring expenses	27	22	20	5	1	75	3	—	78
Other discrete items(3)	—	—	135	—	2	137	—	—	137
Adjusted EBIT	$661	$48	$221	$279	$(120)	$1,089	$372	$—	$1,461
Depreciation and amortization	213	42	143	92	2	492	2	—	494
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	235	—	—	235	184	—	419
Adjusted EBITDA	$874	$90	$599	$371	$(118)	$1,816	$558	$—	$2,374

(1)	For Industrial Activities, net income is net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $90 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

(3)	In the nine months ended September 30, 2019, this item includes other asset optimization charges of $135 million due to actions included in the 'Transform 2 Win' Strategy.

	Three Months Ended September 30, 2018
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,636	$726	$2,404	$972	$(493)	$6,245	$469	$(28)	$6,686
Net income(1)						139	92	—	231
Add back:
Income tax expense						100	31	—	131
Interest expense of Industrial Activities, net of interest income and eliminations						79	—	—	79
Foreign exchange losses, net						12	—	—	12
Finance and non-service component of Pension and OPEB costs(2)						(17)	—	—	(17)
Adjustments:
Restructuring expenses	3	—	5	—	—	8	—	—	8
Adjusted EBIT	$196	$26	$68	$82	$(51)	$321	$123	$—	$444
Depreciation and amortization	75	15	53	31	—	174	—	—	174
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	95	—	—	96	59	—	155
Adjusted EBITDA	$272	$41	$216	$113	$(51)	$591	$182	$—	$773

(1)	For Industrial Activities, net income is net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Nine Months Ended September 30, 2018
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$8,527	$2,207	$7,788	$3,376	$(1,774)	$20,124	$1,469	$(89)	$21,504
Net income(1)						544	297	—	841
Add back:
Income tax expense						202	110	—	312
Interest expense of Industrial Activities, net of interest income and eliminations						260	—	—	260
Foreign exchange losses, net						134	—	—	134
Finance and non-service component of Pension and OPEB costs(2)						(3)	—	—	(3)
Adjustments:
Restructuring expenses	4	—	11	1	—	16	—	—	16
Adjusted EBIT	$778	$59	$209	$285	$(178)	$1,153	$407	$—	$1,560
Depreciation and amortization	229	46	161	98	1	535	3	—	538
Depreciation of assets on operating lease and assets sold with buy-back commitment	2	—	291	—	—	293	185	—	478
Adjusted EBITDA	$1,009	$105	$661	$383	$(177)	$1,981	$595	$—	$2,576

(1)	For Industrial Activities, net income is net of “Results from intersegment investments”.
(2)
This item includes the pre-tax gain of $50 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.